Form N-1A Supplement	May 01, 2026
AOT Growth and Innovation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RockCreek Global Equality ETF (RCGE)
(the “Fund”)
May 1, 2026
Supplement to the
Summary Prospectus dated February 24, 2025
and the Prospectus and Statement of Additional Information (“SAI”),
each dated February 22, 2025, as previously supplemented

In a transaction that closed on May 1, 2026, Brown Advisory Group Holdings, LLC (“Brown”) acquired the outstanding equity interests and controlling voting interests of The Rock Creek Group, LP, the sub-adviser to the Fund (the “Transaction”). In conjunction with the Transaction, The Rock Creek Group, LP changed its corporate form of organization from a Delaware limited partnership to a Delaware limited liability company and changed its name to The Rock Creek Group, LLC (“RockCreek” or the “Sub-Adviser”). At the recommendation of the Fund’s investment adviser, the Trust’s Board of Trustees (the “Board”) approved a new sub-advisory agreement for the Fund with RockCreek, pursuant to which RockCreek will continue to provide the same sub-advisory services to the Fund as it did prior to the Transaction. A majority of the outstanding voting securities of the Fund is held by one shareholder. This shareholder has, by written consent, also approved the new investment sub-advisory agreement.
Accordingly, effective immediately, all references in the Summary Prospectus, Prospectus, and SAI to The Rock Creek Group, LP are replaced with The Rock Creek Group, LLC.
Also effective immediately, the following paragraph is added to the section entitled “INVESTMENT MANAGEMENT AND OTHER SERVICES — Investment Sub-Adviser” on page 15 of the SAI:
Brown Advisory Group Holdings, LLC, a holding company, has a controlling interest in The Rock Creek Group, LLC, by virtue of its ownership of 75% of the firm’s voting interests.

Please retain this Supplement for future reference.